UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: March 31, 2012
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Caymus Capital Partners, L.P.
Address:  10001 Woodloch Forest Drive, Suite 225
          The Woodlands, Texas 77380

13F File Number:  028-11693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Caymus Capital Partners, L.P.
Title:  Managing Partner
Phone:  281-744-2054
Signature, Place and Date of Signing:

      Gregg Jacobson, The Woodlands, TX    April 23, 2012


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       20

Form 13F Information Table Value Total:   182,211


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A


                                                    FORM 13F INFORMATION TABLE
                                                          VALUE         SHARES/ SH/   PUT/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS       CUSIP       (x$1000)     PRN AMT/   PRN   CALL   DSCRETN    MANAGERS SOLE  SHARED  NONE
----------------   --------------------    --------      ---------  --------- ------ -----   --------   ----------------------------
Apache Corp.		Common Stock	037411105	2,943 		29,306 			Sole	None	Sole
Berry Petroleum Company	Common Stock	085789105	5,891 		125,000 		Sole	None	Sole
Cabot Oil & Gas, Corp.	Common Stock	127097103	16,273 		522,080 		Sole	None	Sole
Canadian Natl Res, Corp	Common Stock	136385101	17,040 		513,560 		Sole	None	Sole
Carrizo Oil & Gas, Inc.	Common Stock	144577103	7,889 		279,144 		Sole	None	Sole
Comstock Resources, Inc	Common Stock	205768203	4,274 		270,000 		Sole	None	Sole
Devon Energy Corp	Common Stock	25179M103	19,591 		275,466 		Sole	None	Sole
EQT Corp.		Common Stock	26884L109	9,554 		198,185 		Sole	None	Sole
Hess Corp.		Common Stock	42809H107	5,046 		85,600 			Sole	None	Sole
Lone Pine Resource, Inc	Common Stock	54222A106	4,941 		760,198 		Sole	None	Sole
Nthern Oil & Gas, Inc	Common Stock	665531109	9,908 		477,747 		Sole	None	Sole
Occidental Petro, Corp	Common Stock	674599105	13,605 		142,869 		Sole	None	Sole
Petroleum Devlp Corp.	Common Stock	716578109	1,855 		50,000 			Sole	None	Sole
Pioneer Natl Resou, Inc	Common Stock	723787107	18,146 		162,616 		Sole	None	Sole
Rosetta Resources, Inc.	Common Stock	777779307	5,714 		117,195 		Sole	None	Sole
SM Energy Company	Common Stock	78454L100	5,891 		83,235 			Sole	None	Sole
Suncor Energy Inc.	Common Stock	867224107	18,278 		558,967 		Sole	None	Sole
Swift Energy Company	Common Stock	870738101	7,957 		274,106 		Sole	None	Sole
Venoco, Inc.		Common Stock	92275P307	3,089 		285,000 		Sole	None	Sole
WPX Energy Inc.		Common Stock	98212B103	4,322 		240,000 		Sole	None	Sole
